Note 10 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended March 31,
	2026	2025
Federal
Current	$4,297	$1,234
Deferred	1,049	112
	5,346	1,346
State
Current	1,259	153
Deferred	234	109
	1,493	262
Total	$6,839	$1,608

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Fiscal 2026		Fiscal 2025
Income tax expense at U.S. federal statutory rate	$5,538	21.0%	$1,615	21.0%
Current year state and local income taxes net of federal income tax benefit (1)	1,179	4.4	208	2.7
Other	122	0.5	(215)	(2.8)
Provision for income taxes	$6,839	25.9%	$1,608	20.9%

Summary of Income Tax Contingencies [Table Text Block]

	Fiscal 2026	Fiscal 2025
Federal	$5,489	$2,750
Domestic state and local:
Illinois	456	401
Other (1)	740	99
Domestic state and local subtotal	1,196	500
Total income taxes paid	$6,685	$3,250

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	March 31,
	2026	2025
Deferred tax liabilities:
Depreciation	$(8,021)	$(6,199)
Unrealized gain - mark to market derivatives	—	(87)
Total deferred tax liabilities	(8,021)	(6,286)
Deferred tax assets:
Inventory capitalization	832	537
Interest expense limitation	—	140
Postretirement benefits other than pensions	24	29
Restricted stock compensation	163	23
Unrealized loss - mark to market derivatives	68	—
Other	173	79
Total deferred tax assets	1,260	808
Net deferred tax liability	$(6,761)	$(5,478)